Long-Term Debt - Additional Information (Detail) - USD ($) $ in Millions		Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Notes and debentures that mature in 2016		$ 2,450
Notes and debentures that mature in 2017		1,250
Notes and debentures that mature in 2018		3,650
Notes and debentures that mature in 2019		4,250
Notes and debentures that mature in 2020		4,010
Carrying value	[1]	2,552	$ 1,562
Series A Preferred Stock
Debt Instrument [Line Items]
Carrying value		$ 500	$ 500

[1]	.